Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Acquired software	$ 418,156		$ 419,722
Accumulated depreciation	(204,965)		(163,760)
Intangible assets, net	213,191		$ 255,962
Cost of sales	$ 42,121	$ 41,972